As filed with the Securities and Exchange Commission on September 3, 2010.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 81	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 82

JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 W. Wacker Drive, Suite 1200, Chicago Illinois 60606
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	Jorden Burt LLP
JNL Series Trust	1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary	Suite 400 East
1 Corporate Way	Washington, D.C. 20007
Lansing, Michigan 48951	Attn: Gary Cohen

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on October 1, 2010 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 81, is to designate a new effective date of the Post-Effective Amendment No. 80, which was filed on August 6, 2010 (Accession No. 0000933691-10-000079). Parts A, B and C of Post-Effective Amendment No. 80 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 3rd day of September, 2010.

JNL SERIES TRUST
By:	/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee* Michael Bouchard Trustee	September 3, 2010

/s/ William Crowley by Susan S. Rhee* William Crowley Trustee	September 3, 2010

/s/ Dominic D’Annunzio by Susan S. Rhee* Dominic D’Annunzio Trustee	September 3, 2010

/s/ Michelle Engler by Susan S. Rhee* Michelle Engler Trustee	September 3, 2010

/s/ James Henry by Susan S. Rhee* James Henry Trustee	September 3, 2010

/s/ Daniel W. Koors by Susan S. Rhee* Daniel W. Koors Vice President, Chief Financial Officer and Treasurer	September 3, 2010

/s/ Richard D. McLellan by Susan S. Rhee* Richard D. McLellan Trustee	September 3, 2010

/s/ Mark D. Nerud by Susan S. Rhee* Mark D. Nerud President and Trustee	September 3, 2010

/s/ William R. Rybak by Susan S. Rhee* William R. Rybak Trustee	September 3, 2010

/s/ Patricia A. Woodworth by Susan S. Rhee* Patricia A. Woodworth Trustee	September 3, 2010

* By Susan S. Rhee, Attorney In Fact